Rational Risk Managed Emerging Markets Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational Risk Managed Emerging Markets Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, on May 3, 2018 (SEC Accession No. 0001580642-18-002415).